Sale Of Equipment Installment Receivables (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts payable and accrued liabilities	$ 43,184	$ 34,470
Guarantee Obligations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts payable and accrued liabilities	196	55
Guarantee Obligation, current	439	203
Notes Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross equipment installment receivables balance - current	3,457	3,340
Finance Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Assets	5,994	6,079
Cash proceeds received on finance receivables, net of remittances	6,508
Other Assets [Member] | Deferred Purchase Price [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Assets	2,370	2,749
Other Current Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding derecognized receivables	9,065	7,446
Other Current Assets [Member] | Deferred Purchase Price [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Assets	$ 1,448	$ 1,781